Marketable Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Aggregate fair value of investments		$ 245
Investment maturities	1 year	1 year	1 year
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment maturities		2 years
Number of short term investments		1